CRYPTOCURRENCIES (Details)	6 Months Ended
	Feb. 28, 2025 USD ($) Decimal	Aug. 31, 2024 USD ($) Decimal
Crypto Asset, Holding [Line Items]
Cryptocurrency, balance | $	$ 247,923	$ 14,966
Crypto units, balance | Decimal	2.94	0.30
Revenues From Mining [Member]
Crypto Asset, Holding [Line Items]
Crypto asset revenue received | $	$ 2,001,105
Crypto asset revenue received, in units | Decimal	22.45
Advance Payment Cryptocurrency [Member]
Crypto Asset, Holding [Line Items]
Crypto asset advance payment | $	$ 385,723
Crypto asset advance payment, in units | Decimal	3.90
Repayment Of Loan [Member]
Crypto Asset, Holding [Line Items]
Crypto asset payments of loan | $	$ (552,366)
Crypto asset payments of loan, in units | Decimal	(5.69)
Sale Of Cryptocurrency [Member]
Crypto Asset, Holding [Line Items]
Sale of cryptocurrency | $	$ (1,566,072)
Sale of cryptocurrency, in units | Decimal	(16.91)
Cryptocurrency Used To Pay Expenses [Member]
Crypto Asset, Holding [Line Items]
Payment for services | $	$ (94,479)
Payment for services, in units | Decimal	(1.11)
Change In Fair Market Value Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Payment for services, in units | Decimal
Change in the fair market value of bitcoin | $	$ 59,046